Share Capital (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Summary of Authorized, Issued and Outstanding Share Capital

As of March 31, 2026 and December 31, 2025, the authorized, issued and outstanding share capital was as follows:

	As of March 31, 2026			As of December 31, 2025
(in thousands)	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Ordinary Shares	1,329,120	323,558	318,386	1,329,120	323,079	317,907
Special Shares	156,000	127,771	127,771	156,000	127,771	127,771